Shares (Tables)	12 Months Ended
Dec. 31, 2021
Shares
Schedule of shares in subsidiaries

Shares in subsidiaries	December 31, 2021		December 31, 2020
Skr mn	Book value	Number of shares	Book value	Number of shares
SEKETT AB (reg. no 559132-9668)	0	50	0	50